SCHEDULE OF DIS-AGGREGATED INFORMATION OF REVENUES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Total revenues	$ 663,889	$ 201,284	$ 1,469,556	$ 806,850	$ 1,016,962	$ 3,452,621
Survivor Select [Member]
Product Information [Line Items]
Total revenues	78,243	14,252	100,996	51,893	83,904	149,897
Energized Mineral Concentrate [Member]
Product Information [Line Items]
Total revenues		49		52,232	52,047	81,481
Ionized Cal-Mag [Member]
Product Information [Line Items]
Total revenues	57,653	15,506	120,021	55,804	39,527	908,964
Omega Blend [Member]
Product Information [Line Items]
Total revenues	66,890	48,582	246,067	233,943	222,718	495,567
Beta Maxx [Member]
Product Information [Line Items]
Total revenues	71,559	32,605	119,196	122,405	208,043	156,550
Vege Fruit Fiber [Member]
Product Information [Line Items]
Total revenues		186		186	65,757	1,755
Iron [Member]
Product Information [Line Items]
Total revenues	2,514	4,619	9,700	21,334	28,114	133,389
Young Formula [Member]
Product Information [Line Items]
Total revenues		8,606	34,269	34,507	52,425	653,631
Organic Youth Car Cleansing Bar [Member]
Product Information [Line Items]
Total revenues				2,990
ATPR Mito+ [Member]
Product Information [Line Items]
Total revenues	90,152	68,443	278,078	175,286
Lipomask [Member]
Product Information [Line Items]
Total revenues		1,797		10,198
Hyaluronic Acid Serum [Member]
Product Information [Line Items]
Total revenues	10,934	836	13,940	4,162
Mousse Facial Cleanser [Member]
Product Information [Line Items]
Total revenues	6,176	3,565	13,570	11,252
Trim Plus [Member]
Product Information [Line Items]
Total revenues	76,118	930	82,354	23,604	27,042	365,350
Product Health Therapies [Member]
Product Information [Line Items]
Total revenues	159,934		376,122
Others [Member]
Product Information [Line Items]
Total revenues	2,786		3,174
Product [Member]
Product Information [Line Items]
Total revenues	622,959	199,976	1,397,487	799,796	1,009,419	3,452,621
Health And Wellness Services [Member]
Product Information [Line Items]
Total revenues	$ 40,930	$ 1,308	$ 72,069	$ 7,054	7,543
Organic Youth Care Cleansing Bar [Member]
Product Information [Line Items]
Total revenues					5,137	43,127
Mito+ [Member]
Product Information [Line Items]
Total revenues					183,800	162,801
No. 1 MED [Member]
Product Information [Line Items]
Total revenues					15,331	46,713
Energetique [Member]
Product Information [Line Items]
Total revenues					$ 25,574	$ 253,396